Exhibit 99.1

World Omni Auto Receivables Trust 2015-A

Monthly Servicer Certificate

June 30, 2017

Dates Covered
Collections Period	06/01/17 - 06/30/17
Interest Accrual Period	06/15/17 - 07/16/17
30/360 Days	30
Actual/360 Days	32
Distribution Date	07/17/17

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 05/31/17	233,556,827.16	16,075
Yield Supplement Overcollateralization Amount 05/31/17	5,277,298.18	0
Receivables Balance 05/31/17	238,834,125.34	16,075
Principal Payments	10,790,160.10	336
Defaulted Receivables	502,845.88	34
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 06/30/17	4,919,863.07	0
Pool Balance at 06/30/17	222,621,256.29	15,705

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	753,141,610.59	39,790

Pool Factor	30.21%

Prepayment ABS Speed	1.34%

Overcollateralization Target Amount	10,017,956.53
Actual Overcollateralization	10,017,956.53

Weighted Average APR	3.96%
Weighted Average APR, Yield Adjusted	5.44%
Weighted Average Remaining Term	39.41

Delinquent Receivables:
Past Due 31-60 days	4,381,360.21	258
Past Due 61-90 days	1,256,354.03	73
Past Due 91-120 days	210,155.11	12
Past Due 121+ days	0.00	0
Total	5,847,869.35	343

Total 31+ Delinquent as % Ending Pool Balance	2.63%

Recoveries	333,510.06

Aggregate Net Losses/(Gains) - June 2017	169,335.82

Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.85%
Prior Net Losses Ratio	1.18%
Second Prior Net Losses Ratio	0.55%
Third Prior Net Losses Ratio	1.23%
Four Month Average	0.95%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.31%

Flow of Funds	$ Amount

Collections	11,914,876.39
Advances	(1,842.20)
Investment Earnings on Cash Accounts	8,304.31
Servicing Fee	(199,028.44)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	11,722,310.06

Distributions of Available Funds
(1) Class A Interest	261,371.15
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	25,177.00
(4) Second Priority Principal Distributable Amount	425,513.65
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	10,017,956.53
(7) Distribution to Certificateholders	992,291.73
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	11,722,310.06

Servicing Fee	199,028.44
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	691,410,000.00
Original Class B	14,810,000.00

Total Class A & B
Note Balance @ 06/15/17	223,046,769.94
Principal Paid	10,443,470.18
Note Balance @ 07/17/17	212,603,299.76

Class A-1
Note Balance @ 06/15/17	0.00
Principal Paid	0.00
Note Balance @ 07/17/17	0.00
Note Factor @ 07/17/17	0.0000000%

Class A-2a
Note Balance @ 06/15/17	0.00
Principal Paid	0.00
Note Balance @ 07/17/17	0.00
Note Factor @ 07/17/17	0.0000000%

Class A-2b
Note Balance @ 06/15/17	0.00
Principal Paid	0.00
Note Balance @ 07/17/17	0.00
Note Factor @ 07/17/17	0.0000000%

Class A-3
Note Balance @ 06/15/17	123,826,769.94
Principal Paid	10,443,470.18
Note Balance @ 07/17/17	113,383,299.76
Note Factor @ 07/17/17	55.5800489%

Class A-4
Note Balance @ 06/15/17	84,410,000.00
Principal Paid	0.00
Note Balance @ 07/17/17	84,410,000.00
Note Factor @ 07/17/17	100.0000000%

Class B
Note Balance @ 06/15/17	14,810,000.00
Principal Paid	0.00
Note Balance @ 07/17/17	14,810,000.00
Note Factor @ 07/17/17	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	286,548.15
Total Principal Paid	10,443,470.18
Total Paid	10,730,018.33

Class A-1
Coupon	0.24000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	0.79000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month Libor	1.15889%
Coupon	1.43889%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	1.34000%
Interest Paid	138,273.23
Principal Paid	10,443,470.18
Total Paid to A-3 Holders	10,581,743.41

Class A-4
Coupon	1.75000%
Interest Paid	123,097.92
Principal Paid	0.00
Total Paid to A-4 Holders	123,097.92

Class B
Coupon	2.04000%
Interest Paid	25,177.00
Principal Paid	0.00
Total Paid to B Holders	25,177.00

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.4057491
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	14.7878426
Total Distribution Amount	15.1935917

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.6778100
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	51.1934813
Total A-3 Distribution Amount	51.8712913

A-4 Interest Distribution Amount	1.4583334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.4583334

B Interest Distribution Amount	1.7000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.7000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	40.74
Noteholders' Principal Distributable Amount	959.26

Account Balances	$ Amount

Advances
Balance as of 05/31/17	51,781.76
Balance as of 06/30/17	49,939.56
Change	(1,842.20)

Reserve Account
Balance as of 06/15/17	1,806,189.65
Investment Earnings	1,136.40
Investment Earnings Paid	(1,136.40)
Deposit/(Withdrawal)	-
Balance as of 07/17/17	1,806,189.65
Change	-

Required Reserve Amount	1,806,189.65